Related Party Balances and Transactions (Details) - Schedule of maturities - Dec. 31, 2020	CNY (¥)	USD ($)
Schedule of maturities [Abstract]
2021	¥ 63,876,153	$ 9,789,599
2022	22,685,512	3,476,760
Total	¥ 86,561,665	$ 13,266,359